ACQUISITIONS - Schedule of purchase price allocations (Details) - USD ($) $ in Millions	Dec. 31, 2020	Feb. 11, 2020	Dec. 31, 2019
Disclosure of detailed information about business combination [line items]
Current portion of non-recourse borrowings	$ (1,141)		$ (1,133)
Non-recourse borrowings	(17,991)		(16,060)
Less: Current portion	1,141		1,133
Non-recourse borrowings	17,991		$ 16,060
Spanish CSP Portfolio
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents		$ 22
Restricted cash		27
Trade receivables and other current assets		33
Property, plant and equipment, at fair value		661
Deferred tax assets		14
Other non-current assets		8
Current liabilities		(17)
Financial instruments		(148)
Non-recourse borrowings		(475)
Decommissioning liabilities		(23)
Other long-term liabilities		(22)
Fair value of identifiable net assets acquired		80
Goodwill		41
Purchase price		121
Cash and cash equivalents		22
Restricted cash		27
Trade receivables and other current assets		33
Property, plant and equipment, at fair value		661
Current liabilities recognised as of acquisition date		17
Financial liabilities recognised as of acquisition date		148
Non-recourse borrowings		475
Decommissioning liabilities		23
Other non-current liabilities recognised as of acquisition date		22
Fair value of net assets acquired		$ 80
Total
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	3
Restricted cash	16
Trade receivables and other current assets	112
Property, plant and equipment, at fair value	1,303
Current liabilities	(32)
Current portion of non-recourse borrowings	(30)
Financial instruments	(4)
Non-recourse borrowings	(289)
Deferred income tax liabilities	(36)
Decommissioning liabilities	(38)
Other long-term liabilities	(31)
Fair value of identifiable net assets acquired	974
Cash and cash equivalents	3
Restricted cash	16
Trade receivables and other current assets	112
Property, plant and equipment, at fair value	1,303
Current liabilities recognised as of acquisition date	32
Less: Current portion	30
Financial liabilities recognised as of acquisition date	4
Non-recourse borrowings	289
Deferred tax liabilities recognised as of acquisition date	36
Decommissioning liabilities	38
Other non-current liabilities recognised as of acquisition date	31
Fair value of net assets acquired	974
India Wind Portfolio
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	0
Restricted cash	14
Trade receivables and other current assets	14
Property, plant and equipment, at fair value	243
Current liabilities	(1)
Current portion of non-recourse borrowings	(12)
Financial instruments	(4)
Non-recourse borrowings	(158)
Deferred income tax liabilities	(8)
Decommissioning liabilities	(5)
Other long-term liabilities	(4)
Fair value of identifiable net assets acquired	79
Cash and cash equivalents	0
Restricted cash	14
Trade receivables and other current assets	14
Property, plant and equipment, at fair value	243
Current liabilities recognised as of acquisition date	1
Less: Current portion	12
Financial liabilities recognised as of acquisition date	4
Non-recourse borrowings	158
Deferred tax liabilities recognised as of acquisition date	8
Decommissioning liabilities	5
Other non-current liabilities recognised as of acquisition date	4
Fair value of net assets acquired	79
China Wind Facility
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	0
Restricted cash	2
Trade receivables and other current assets	51
Property, plant and equipment, at fair value	307
Current liabilities	(23)
Current portion of non-recourse borrowings	(18)
Financial instruments	0
Non-recourse borrowings	(131)
Deferred income tax liabilities	(28)
Decommissioning liabilities	0
Other long-term liabilities	0
Fair value of identifiable net assets acquired	160
Cash and cash equivalents	0
Restricted cash	2
Trade receivables and other current assets	51
Property, plant and equipment, at fair value	307
Current liabilities recognised as of acquisition date	23
Less: Current portion	18
Financial liabilities recognised as of acquisition date	0
Non-recourse borrowings	131
Deferred tax liabilities recognised as of acquisition date	28
Decommissioning liabilities	0
Other non-current liabilities recognised as of acquisition date	0
Fair value of net assets acquired	160
DG Portfolio
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	3
Restricted cash	0
Trade receivables and other current assets	47
Property, plant and equipment, at fair value	753
Current liabilities	(8)
Current portion of non-recourse borrowings	0
Financial instruments	0
Non-recourse borrowings	0
Deferred income tax liabilities	0
Decommissioning liabilities	(33)
Other long-term liabilities	(27)
Fair value of identifiable net assets acquired	735
Cash and cash equivalents	3
Restricted cash	0
Trade receivables and other current assets	47
Property, plant and equipment, at fair value	753
Current liabilities recognised as of acquisition date	8
Less: Current portion	0
Financial liabilities recognised as of acquisition date	0
Non-recourse borrowings	0
Deferred tax liabilities recognised as of acquisition date	0
Decommissioning liabilities	33
Other non-current liabilities recognised as of acquisition date	27
Fair value of net assets acquired	$ 735